Moderately Aggressive Allocation Fund Investment Strategy - Moderately Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund, primarily through investments in the GuideStone Funds® Select Funds (Select Funds), combines a greater percentage of equity securities with a smaller percentage of fixed income securities.●The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.Asset Class(1)RangeFixed Income(2)(3)10-35%Equities(4)65-90%Real Assets(2)0-15%Alternatives(2)0-15%(1)All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives. (2)These allocations may include investment grade and below-investment grade fixed income securities (i.e., high yield securities or junk bonds) and foreign and domestic investments. (3)The Fixed Income asset class may include impact-related investments. (4)The Equities asset class may include a fund which may invest a portion of its assets in fixed income securities.●The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.●The asset classes in which the Fund may invest through the Select Funds generally are divided into: ●Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles); ●Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and foreign governments, mortgage- and asset-backed securities, domestic and foreign investment grade securities and below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's Investors Service Inc. (Moody's) or the equivalent by S&P Global Ratings or Fitch Inc./Fitch Ratings Ltd. (Fitch) or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) and short-term investments such as money market instruments);●Real assets (such as real estate-related securities and equity securities of real estate investment trusts (REITs)); and●Alternative investments and investment strategies with lower correlation to equity and fixed income markets (such as long-short equity strategies that employ short sales of stocks, options equity strategies, currency trading strategies, global macro strategies, relative value strategies, opportunistic fixed income strategies and/or strategies that invest in below-investment grade securities (i.e., high yield securities or junk bonds) and emerging market debt securities). These strategies employ derivative instruments such as options (e.g., equity index options), forwards (e.g., currency exchange contracts), swaps and futures.●The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.●The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.